Assumptions Used to Estimate Weighted Average Fair Value as of Grant Date of Units Granted (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	55.50%	40.60%	40.60%
Expected volatility		40.60%
Expected volatility		49.60%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.40%	2.70%	2.70%
Risk-free interest rate		2.50%
Risk-free interest rate		2.70%
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)		5 years 9 months
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)		6 years 6 months